Warrants (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Warrants
	Number of shares	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2019	76,566	$4.32	$4.32
Granted	1,096,224	4.00	4.00
Forfeited/cancelled	(27,000)	5.04	5.04
Exercised	(40,761)	4.64	4.64
Expired	(15,555)	4.64	4.64
Outstanding December 31, 2019	1,089,474	$4.00	4.00
Granted	—	—	—
Forfeited/cancelled	(21,988)	4.00	4.00
Exercised	—	—	—
Outstanding March 31, 2020	1,067,486	$4.00	$4.00

The following tables summarize information about warrants outstanding as of March 31, 2020:

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$4.00	1,067,486	0.16	$4.00	1,067,486	$4.00